Business Combinations, Divestitures and Discontinued Operations and Selected Financial Information by Reportable Segment and Line of Business - Summary of Consolidating Statements of Operations by Geographic Operating Segments (Detail) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
External revenues		$ 17,388	$ 15,577	$ 14,379
Operating EBITDA		3,347	2,681	2,839
Less: Depreciation and amortization		1,233	1,120	1,120
Operating earnings (loss) before other expenses, net		2,114	1,561	1,719
Other expenses, net		(265)	(467)	(82)
Financial expense		(531)	(505)	(576)
Other financing items, net		33	151	(161)
Reportable segments [member]
Disclosure of operating segments [line items]
External revenues		16,904	15,137	14,009
Operating EBITDA		3,629	2,961	3,048
Less: Depreciation and amortization		1,114	1,031	1,052
Operating earnings (loss) before other expenses, net		2,515	1,930	1,996
Other expenses, net		(188)	(410)	(650)
Financial expense		(175)	(111)	(107)
Other financing items, net		62	16	(5)
Other activities [member]
Disclosure of operating segments [line items]
External revenues	[1]	484	440	370
Operating EBITDA	[1]	(282)	(280)	(209)
Less: Depreciation and amortization	[1]	119	89	68
Operating earnings (loss) before other expenses, net	[1]	(401)	(369)	(277)
Other expenses, net	[1]	(77)	(57)	568
Financial expense	[1]	(356)	(394)	(469)
Other financing items, net	[1]	(29)	135	(156)
Mexico [member]
Disclosure of operating segments [line items]
External revenues		4,855	3,642	3,324
Mexico [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)		5,060	3,842	3,466
Less: Intragroup transactions		(205)	(200)	(142)
External revenues		4,855	3,642	3,324
Operating EBITDA		1,488	1,133	1,164
Less: Depreciation and amortization		221	172	161
Operating earnings (loss) before other expenses, net		1,267	961	1,003
Other expenses, net		(59)	(69)	(43)
Financial expense		(39)	(28)	(29)
Other financing items, net		105	32	2
United States [member]
Disclosure of operating segments [line items]
External revenues		5,338	5,034	4,355
United States [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)		5,338	5,038	4,359
Less: Intragroup transactions			(4)	(4)
External revenues		5,338	5,034	4,355
Operating EBITDA		1,040	762	778
Less: Depreciation and amortization		483	455	464
Operating earnings (loss) before other expenses, net		557	307	314
Other expenses, net		(31)	(205)	(127)
Financial expense		(75)	(55)	(47)
Other financing items, net		(30)	(21)	(19)
United Kingdom [member]
Disclosure of operating segments [line items]
External revenues		992	982	940
United Kingdom [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)		992	982	940
External revenues		992	982	940
Operating EBITDA		193	195	141
Less: Depreciation and amortization		72	60	69
Operating earnings (loss) before other expenses, net		121	135	72
Other expenses, net		(6)	(8)	(3)
Financial expense		(14)	(8)	(8)
Other financing items, net		(17)	(8)	(17)
France [member]
Disclosure of operating segments [line items]
External revenues		842	781	863
France [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)		842	781	863
External revenues		842	781	863
Operating EBITDA		53	63	93
Less: Depreciation and amortization		54	50	50
Operating earnings (loss) before other expenses, net		(1)	13	43
Other expenses, net		(39)	1	(6)
Financial expense		(15)	(10)	(11)
Other financing items, net		(1)	2
Germany [member]
Disclosure of operating segments [line items]
External revenues		447	439	429
Germany [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)		497	485	472
Less: Intragroup transactions		(50)	(46)	(43)
External revenues		447	439	429
Operating EBITDA		37	40	69
Less: Depreciation and amortization		32	28	28
Operating earnings (loss) before other expenses, net		5	12	41
Other expenses, net		(3)	2
Financial expense		(2)	(2)	(2)
Other financing items, net		(5)	(3)	(2)
Poland [member]
Disclosure of operating segments [line items]
External revenues		466	415	399
Poland [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)		467	419	405
Less: Intragroup transactions		(1)	(4)	(6)
External revenues		466	415	399
Operating EBITDA		72	64	73
Less: Depreciation and amortization		24	22	25
Operating earnings (loss) before other expenses, net		48	42	48
Other expenses, net		1	1	(4)
Financial expense		(2)	(2)	(2)
Other financing items, net		2	4	1
Spain [member]
Disclosure of operating segments [line items]
External revenues		411	346	334
Spain [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)		449	382	359
Less: Intragroup transactions		(38)	(36)	(25)
External revenues		411	346	334
Operating EBITDA		71	6	(6)
Less: Depreciation and amortization		31	28	33
Operating earnings (loss) before other expenses, net		40	(22)	(39)
Other expenses, net		3	(113)	(331)
Financial expense		(2)	(2)	(3)
Other financing items, net		1	2	51
Philippines [member]
Disclosure of operating segments [line items]
External revenues		312	379	424
Philippines [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)	[2]	312	379	424
External revenues	[2]	312	379	424
Operating EBITDA	[2]	34	84	114
Less: Depreciation and amortization	[2]	32	37	40
Operating earnings (loss) before other expenses, net	[2]	2	47	74
Other expenses, net	[2]	(2)	(2)	(1)
Financial expense	[2]	(3)	18	17
Other financing items, net	[2]	1	(9)	(2)
Israel [member]
Disclosure of operating segments [line items]
External revenues		794	840	785
Israel [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)		794	840	785
External revenues		794	840	785
Operating EBITDA		90	112	114
Less: Depreciation and amortization		33	46	45
Operating earnings (loss) before other expenses, net		57	66	69
Other expenses, net		5	5	(1)
Financial expense		(6)	(4)	(4)
Other financing items, net		1		2
Rest of EMEAA [member]
Disclosure of operating segments [line items]
External revenues		766	706	613
Rest of EMEAA [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)		770	707	618
Less: Intragroup transactions		(4)	(1)	(5)
External revenues		766	706	613
Operating EBITDA		147	116	87
Less: Depreciation and amortization		48	55	56
Operating earnings (loss) before other expenses, net		99	61	31
Other expenses, net		(7)	(10)	(110)
Financial expense		(6)	(4)	(3)
Other financing items, net		(6)	2	1
Colombia [member]
Disclosure of operating segments [line items]
External revenues		458	429	437
Colombia [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)	[3]	458	429	437
External revenues	[3]	458	429	437
Operating EBITDA	[3]	62	61	87
Less: Depreciation and amortization	[3]	25	24	26
Operating earnings (loss) before other expenses, net	[3]	37	37	61
Other expenses, net	[3]	(19)	12	(19)
Financial expense	[3]	(6)	(7)	(7)
Other financing items, net	[3]	(1)	22	(12)
Panama [member]
Disclosure of operating segments [line items]
External revenues		132	115	98
Panama [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)	[3]	158	149	121
Less: Intragroup transactions	[3]	(26)	(34)	(23)
External revenues	[3]	132	115	98
Operating EBITDA	[3]	35	28	31
Less: Depreciation and amortization	[3]	17	16	16
Operating earnings (loss) before other expenses, net	[3]	18	12	15
Other expenses, net	[3]	(2)	(2)	(2)
Caribbean TCL [member]
Disclosure of operating segments [line items]
External revenues		317	294	273
Caribbean TCL [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)	[4]	329	302	280
Less: Intragroup transactions	[4]	(12)	(8)	(7)
External revenues	[4]	317	294	273
Operating EBITDA	[4]	78	74	65
Less: Depreciation and amortization	[4]	20	17	19
Operating earnings (loss) before other expenses, net	[4]	58	57	46
Other expenses, net	[4]	(17)	(19)	(1)
Financial expense	[4]	(2)	(4)	(6)
Other financing items, net	[4]	(2)	(1)	(6)
Dominican Republic [member]
Disclosure of operating segments [line items]
External revenues		360	342	291
Dominican Republic [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)		378	348	299
Less: Intragroup transactions		(18)	(6)	(8)
External revenues		360	342	291
Operating EBITDA		139	133	128
Less: Depreciation and amortization		9	8	7
Operating earnings (loss) before other expenses, net		130	125	121
Other expenses, net		(2)	(1)	3
Financial expense		(1)	(1)
Other financing items, net		13	(3)	(1)
Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
External revenues		414	393	444
Rest of South, Central America and the Caribbean [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)	[3]	414	394	465
Less: Intragroup transactions	[3]		(1)	(21)
External revenues	[3]	414	393	444
Operating EBITDA	[3]	90	90	110
Less: Depreciation and amortization	[3]	13	13	13
Operating earnings (loss) before other expenses, net	[3]	77	77	97
Other expenses, net	[3]	(10)	(2)	(5)
Financial expense	[3]	(2)	(2)	(2)
Other financing items, net	[3]	$ 1	$ (3)	$ (3)

[1]	In the caption of external revenues, refers mainly to trade maritime transactions of cement and clinker carried by Cemex’s trading unit and, in the rest of the captions, refers to Cemex’s corporate activities.
[2]	Cemex’s operations in the Philippines are mainly conducted through Cemex Holdings Philippines, Inc. (“CHP”), a Philippine company whose shares trade on the Philippines Stock Exchange. As of December 31, 2023 and 2022, there is a non-controlling interest in CHP of 10.14% and 22.10%, respectively, of its ordinary shares (note 21.4).
[3]	Until June 2023, after the conclusion of a tender offer and delisting process, Cemex Latam Holdings, S.A. (“CLH”), a company incorporated in Spain, traded its ordinary shares on the Colombian Stock Exchange. CLH is the indirect holding company of Cemex’s operations in Colombia, Panama, Guatemala and Nicaragua, and until August 31, 2022, of the operations in Costa Rica and El Salvador. As of December 31, 2023 and 2022, there was a non-controlling interest in CLH of 0.50% and 4.70% of its ordinary shares, respectively, excluding shares held in CLH’s treasury (note 21.4).
[4]	The shares of TCL trade on the Trinidad and Tobago Stock Exchange. As of December 31, 2023 and 2022, there was a non-controlling interest in TCL of 30.17% of its ordinary shares in both years (note 21.4).